The Eaton Vance Growth Trust
For the Growth Portfolio

[LOGO]

Annual Shareholder Report
August 31, 1995


Investment Adviser of Growth Portfolio
Boston Management and Research
24 Federal Street
Boston, MA 02110

Fund Administrator
Eaton Vance Management
24 Federal Street
Boston, MA 02110

Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

Custodian
Investors Bank & Trust Company
24 Federal Street
Boston, MA 02110

Transfer Agent
The Shareholder Services Group, Inc.
BOS725
P.O. Box 1559
Boston, MA 02104

                               GROWTH PORTFOLIO
                           PORTFOLIO OF INVESTMENTS
                               AUGUST 31, 1995

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                             COMMON STOCKS - 98.6%
--------------------------------------------------------------------------
                                                 SHARES         VALUE
--------------------------------------------------------------------------
ADVERTISING - 2.8%
Omnicom Group, Inc.                              60,000      $  3,765,000
  The parent company of DDB Needham                          ------------
  Worldwide and BBDO Worldwide, two full
  service advertising agency networks.

BEVERAGES - 2.4%
PepsiCo, Inc.                                    70,000      $  3,167,500
  Global soft drink producer with                            ------------
  businesses in snack foods and fast food
  restaurants.

BROADCASTING & ENTERTAINMENT - 7.5%
CBS Inc.                                         45,000      $  3,588,750
  Operator of CBS television and radio
  networks and owner of 5 TV and 21 radio
  stations.
Liberty Media Group Class A*                     43,750         1,162,109
  Stock represents participation in
  programming assets of
  TeleCommunications, Inc., including
  sports, general entertainment and
  electronic retailing, as well as
  investments in cable television systems.
Seagram Co. Ltd.                                 80,000         2,960,000
  A leading global producer and marketer
  of liquor which acquired 80% of MCA,
  Inc., a major factor in the
  entertainment industry.
Tele-Communications, Inc. Class A*              130,000         2,396,875
  The largest operator of cable television
  systems in the U.S.
                                                             ------------
                                                             $ 10,107,734
                                                             ------------
BUSINESS PRODUCTS AND SERVICES - 6.5%
Danka Business Systems PLC ADR                   50,000      $  1,512,500
  Independent distributor of automated
  equipment, principally photocopiers, and
  related service contracts.
Reuters Holdings PLC                             80,000         4,190,000
  Worldwide provider of proprietary
  financial data and information.
Xerox Corp.                                      25,000         3,018,750
  The dominant producer of high end
  document processing machines.
                                                             ------------
                                                             $  8,721,250
                                                             ------------
CHEMICALS - 3.9%
Great Lakes Chemical Corp.                       40,000      $  2,645,000
  Specialty chemical manufacturer of a
  wide range of products including flame
  retardants, water treatments and fuel
  additives.
Loctite Corp.                                    55,000         2,640,000
  Manufacturer of adhesives for consumer
  and industrial markets.
                                                             ------------
                                                             $  5,285,000
                                                             ------------
COMPUTER EQUIPMENT AND SERVICES - 7.8%
Automatic Data Processing, Inc.                  40,000      $  2,600,000
  The leading independent computing and
  payroll processing services firm in the
  U.S.
Block (H. & R.) Inc.                             50,000         1,950,000
  Provider of individual tax preparation
  services and computer services, led by
  CompuServe's consumer online services,
  both in the US and abroad.
Compaq Computer Corp.*                           60,000         2,865,000
  The leading worldwide manufacturer of
  desktop and portable computers and PC
  servers.
General Motors Corp. Class E                     65,000         3,030,625
  Stock represents participation in the
  Electronic Data Systems Division of
  General Motors. EDS designs, installs
  and operates data processing and
  communications systems for GM and other
  customers.
                                                             ------------
                                                             $ 10,445,625
                                                             ------------
DRUGS & HEALTH CARE SERVICES - 6.9%
Astra AB A Free Shares*                         175,000      $  5,801,793
  Swedish based international
  pharmaceutical firm with drugs for the
  control of ulcers and asthma.
Sofamor Danek Group, Inc.*                      140,000         3,465,000
  The dominant supplier of spinal implant
  devices used in surgical treatment of
  spinal diseases and deformities.
                                                             ------------
                                                             $  9,266,793
                                                             ------------
ELECTRONIC INSTRUMENTATION - 2.6%
Millipore Corp.                                 100,000      $  3,487,500
  Products use membrane separations                          ------------
  technology to analyze and purify fluids
  for a variety of high tech industries.

FINANCIAL SERVICES - 8.6%
Federal National Mortgage Association            30,000      $  2,861,250
  U.S. Government sponsored mortgage
  lender and provider of secondary
  mortgage market.
Franklin Resources Inc.                          50,000         2,750,000
  Provides investment management and
  related services to a family of equity
  and fixed income mutual funds.
MBNA Corp.                                       80,000         2,840,000
  Dominant issuer of MasterCard/Visa
  credit cards to affinity groups.
MGIC Investment Corp. Wisc.                      55,000         3,080,000
  The leading provider of private mortgage
  insurance coverage to U.S. banks and
  other mortgage suppliers.
                                                             ------------
                                                             $ 11,531,250
                                                             ------------
HOTELS AND RESTAURANTS - 2.0%
Circus Circus Enterprises, Inc.*                 80,000      $  2,620,000
  Major operator of theme related gaming                     ------------
  facilities including 10 casino-hotels in
  Nevada.

HOUSEHOLD PRODUCTS - 2.2%
Gillette Co.                                     70,000      $  2,922,500
  A global company with internationally                      ------------
  recognized brands in razors and blades,
  small appliances, cosmetics, dental and
  other consumer products.

INSURANCE - 10.3%
Allstate Corp.                                   60,000      $  2,032,500
  Leading underwriter of automotive and
  homeowners insurance as well as a life
  insurance carrier.
American International Group, Inc.               60,000         4,837,500
  One of the world's leading insurance
  companies, operating in 130 countries.
General Re Corp.                                 29,000         4,310,125
  Dominant reinsurance company in the US
  which has recently substantially
  increased its business by acquiring a
  European reinsurer.
Progressive Corp., Inc.                          60,000         2,662,500
  Underwriter of non-standard automobile
  and other specialty personal lines of
  insurance.
                                                             ------------
                                                             $ 13,842,625
                                                             ------------
MACHINERY - 2.1%
Illinois Tool Works Inc.                         45,000      $  2,756,250
  Manufacturer of industrial components                      ------------
  and other specialty products and
  equipment.

METALS & MINING - 4.3%
Freeport McMoRan Copper & Gold, Inc.            100,000      $  2,337,500
  Operator of third largest copper mine in
  the world with world's largest gold
  reserves.
Nucor Corp.                                      70,000         3,430,000
  Fourth largest US steel company and
  largest US minimill.
                                                             ------------
                                                             $  5,767,500
                                                             ------------
OIL - 7.1%
Anadarko Petroleum Corp.                        100,000      $  4,775,000
  Leading independent natural gas and
  crude oil production company.
Triton Energy Corp.                              90,000         4,770,000
  Independent oil and gas producer with
  major developments in Columbia and
  Thailand.
                                                             ------------
                                                             $  9,545,000
                                                             ------------
PAPER & FOREST PRODUCTS - 2.0%
Rayonier Inc.                                    70,000      $  2,686,250
  Major producer of cellulose pulp, used                     ------------
  to make textiles and plastic, logs and
  wood products and owner of extensive
  timberland acreage in the US and New
  Zealand.

PHOTOGRAPHY - 1.7%
Eastman Kodak Co.                                40,000      $  2,305,000
  Largest producer of photographic                           ------------
  products in the world.

PUBLISHING - 2.1%
McGraw Hill Inc.                                 35,000      $  2,756,250
  Supplies informational products and                        ------------
  services for businesses, education and
  industry through a broad  range of media.

RETAILING - 1.9%
Home Depot, Inc.                                 65,000      $  2,591,875
  A chain of do-it-yourself warehouse                        ------------
  style stores.

SEMICONDUCTORS - 8.8%
Intel Corp.                                      60,000      $  3,682,500
  A manufacturer of semiconductors and
  other microcomputer components and
  systems which comprise the heart of the
  personal computer.
MEMC Electronic Materials, Inc.*                 70,000         2,152,500
  Worldwide producer of silicon wafers
  used in the production of
  semiconductors.
Motorola Inc.                                    42,000         3,139,500
  A leading supplier of semiconductors and
  two-way radios, paging equipment, and
  cellular mobile telephone systems.
National Semiconductor Corp.*                   100,000         2,825,000
  Leading manufacturer of a broad line of
  semiconductors for applications in
  communications, computer systems,
  automotive and industrial products.
                                                             ------------
                                                             $ 11,799,500
                                                             ------------
TELECOMMUNICATIONS EQUIPMENT  - 4.8%
Ericsson LM Telephone Co. Class B               100,000      $  2,137,500
  Dominant producer in the cellular
  infrastructure market with a growing
  share of the handset market, based in
  Sweden.
General Instrument Corp.*                        70,000         2,555,000
  Major supplier of broadband (cable)
  communications systems and equipment
  including satellite TV equipment.
Nokia Corp.                                      25,000         1,734,375
  Finland based telecommunications company
  with global presence in cellular
  infrastructure equipment and hand sets.
                                                             ------------
                                                             $  6,426,875
                                                             ------------
MISCELLANEOUS - 0.3%                                         $    379,750
                                                             ------------
    TOTAL COMMON STOCKS
     (IDENTIFIED COST, $106,160,346)                         $132,177,027
                                                             ------------

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                     SHORT-TERM OBLIGATION - 2.1%
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                                            FACE AMOUNT
                                          (000 OMITTED)        VALUE
--------------------------------------------------------------------------
Melville Corp., 5.84s, 9/1/95                     2,772      $  2,772,000
                                                             ------------
    TOTAL SHORT-TERM OBLIGATION, AT
      AMORTIZED COST                                         $  2,772,000
                                                             ------------
    TOTAL INVESTMENTS
      (IDENTIFIED COST, $108,932,346)                        $134,949,027

    OTHER ASSETS, LESS LIABILITIES  - (0.7%)                 $   (946,427)
                                                             ------------
    NET ASSETS  - 100%                                       $134,002,600
                                                             ============
*Non-income producing security.


                 The accompanying notes are an integral part
                         of the financial statements

                              FINANCIAL STATEMENTS
                      STATEMENT OF ASSETS AND LIABILITIES
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                                August 31, 1995
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ASSETS:
  Investments, at value (Note 1A) (identified cost,
   $108,932,346)                                                $134,949,027
  Cash                                                                18,906
  Receivable for investments sold                                    938,769
  Dividends receivable                                               103,945
  Deferred organization expenses (Note 1C)                            12,834
                                                                ------------
      Total assets                                              $136,023,481

LIABILITIES:
  Payable for investments purchased                 $2,006,727
  Payable to affiliates --
    Trustees' fee                                        3,250
    Custodian fee                                        4,088
  Accrued expenses                                       6,816
                                                    ----------
      Total liabilities                                            2,020,881
                                                                ------------
NET ASSETS applicable to investors' interest in Portfolio       $134,002,600
                                                                ============
SOURCES OF NET ASSETS:
  Net proceeds from capital contributions and
   withdrawals                                                  $107,985,919
  Unrealized appreciation of investments (computed
   on the basis of identified cost)                               26,016,681
                                                                ------------
      Total                                                     $134,002,600
                                                                ============



   The accompanying notes are an integral part of the financial statements

                            STATEMENT OF OPERATIONS
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                       For the year ended August 31, 1995
------------------------------------------------------------------------------
INVESTMENT INCOME:
  Income --
    Dividends (net of withholding tax of $29,332)                 $ 1,451,591
    Interest                                                          312,131
                                                                  -----------
        Total income                                              $ 1,763,722
  Expenses --
    Investment adviser fee (Note 2)                 $   786,194
    Compensation of Trustees not members of the
      Investment Adviser's organization (Note 2)          9,399
    Custodian fee (Note 2)                               80,036
    Legal and accounting services                        33,079
    Amortization of organization expenses (Note 1C)       3,218
    Miscellaneous                                         5,092
                                                    -----------
      Total expenses                                                  917,018
                                                                  -----------
        Net investment income                                     $   846,704

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investment transactions
   (identified cost basis)                          $ 1,358,348
  Change in unrealized appreciation of investments   16,976,967
                                                    -----------
      Net realized and unrealized gain on
       investments                                                $18,335,315
                                                                  -----------
        Net increase in net assets from operations                $19,182,019
                                                                  ===========


   The accompanying notes are an integral part of the financial statements

                       STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------
                                                  FOR THE YEAR ENDED AUGUST 31,
                                                  -----------------------------
                                                        1995            1994*
                                                    ------------   ------------
INCREASE IN NET ASSETS:
  From operations --
    Net investment income                           $    846,704   $     69,589
    Net realized gain on investment transactions       1,358,348      1,063,482
    Change in unrealized appreciation
      of investments                                  16,976,967      2,595,384
                                                    ------------   ------------
      Increase in net assets from operations        $ 19,182,019   $  3,728,455
                                                    ------------   ------------
  Capital transactions --
    Contributions                                   $ 48,765,499   $140,348,725
    Withdrawals                                      (65,480,787)   (12,641,351)
                                                    ------------   ------------
      Increase (decrease) in net assets
        resulting from capital transactions         $(16,715,288)  $127,707,374
                                                    ------------   ------------
        Total increase in net assets                $  2,466,731   $131,435,829

NET ASSETS:
  At beginning of year                               131,535,869        100,040
                                                    ------------   ------------
  At end of year                                    $134,002,600   $131,535,869
                                                    ============   ============

*For the period from the start of business, August 2, 1994, to August 31, 1994.


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                              SUPPLEMENTARY DATA
------------------------------------------------------------------------------
                                                       YEAR ENDED AUGUST 31,
                                                       ---------------------
                                                         1995        1994*
                                                       --------    --------
RATIOS (As a percentage of average daily net assets):
  Expenses                                               0.73%       0.73%+
  Net investment income                                  0.67%       0.66%+

PORTFOLIO TURNOVER                                         84%          4%


+ Computed on an annualized basis.
* For the period from the start of business, August 2, 1994, to August 31, 1994.



   The accompanying notes are an integral part of the financial statements

                         NOTES TO FINANCIAL STATEMENTS
                                AUGUST 31, 1995

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(1) SIGNIFICANT ACCOUNTING POLICIES

Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified open-end investment company which was organized as a trust under the laws of the State of New York on August 2, 1994. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. Investment operations began on August 2, 1994, with the acquisition of investments with a value of $127,122,709, including unrealized appreciation of $6,444,330 in exchange for an interest in the Portfolio by one of the Portfolio's investors. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

A. INVESTMENT VALUATIONS -- Investments listed on securities exchanges or in the NASDAQ National Market are valued at closing sale prices. Listed or unlisted investments for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term obligations are valued at amortized cost, which approximates value. Foreign securities held by the Fund are valued in U.S. dollars at the current exchange rate.

B. INCOME TAXES -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investors' distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

C. DEFERRED ORGANIZATION EXPENSES -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

D. LEGAL FEES -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are added to the cost of the investment.

E. OTHER -- Investment transactions are accounted for on the date the investments are purchased or sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date and interest income is recorded on the accrual basis.

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(2) INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets. For the year ended August 31, 1995, the fee was equivalent to 0.625% of the Portfolio's average net assets for such period and amounted to $786,194. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Investors Bank & Trust Company (IBT), an affiliate of EVM and BMR, serves as custodian of the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended August 31, 1995 no significant amounts have been deferred.

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(3) PURCHASES AND SALES OF INVESTMENTS

Purchases and sales of investments, other than short-term obligations, aggregated $101,814,016 and $107,452,323, respectively.

--------------------------------------------------------------------------------
(4) FEDERAL INCOME TAX BASIS OF INVESTMENTS

The cost and unrealized appreciation/depreciation in value of the investments owned at August 31, 1995, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                   $108,932,346
                                                                 ============
Gross unrealized appreciation                                    $ 26,902,721
Gross unrealized depreciation                                        (886,040)
                                                                 ------------
    Net unrealized appreciation                                  $ 26,016,681
                                                                 ============

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(5) LINE OF CREDIT
The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $120 million unsecured line of credit agreement with a bank. The line of credit consists of a $20 million committed facility and a $100 million discretionary facility. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio based on its borrowings at an amount above either the bank's adjusted certificate of deposit rate, a variable adjusted certificate of deposit rate, or a federal funds effective rate. In addition, a fee computed at an annual rate of 1/4 of 1% on the $20 million committed facility and on the daily unused portion of the $100 million discretionary facility is allocated among the participating funds and portfolios at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period. At August 31, 1995, the Fund did not have an outstanding balance pursuant to the line of credit.

                       REPORT OF INDEPENDENT ACCOUNTANTS

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TO THE TRUSTEES AND INVESTORS OF
GROWTH PORTFOLIO:

We have audited the accompanying statement of assets and liabilities of Growth Portfolio, including the portfolio of investments, as of August 31, 1995, the related statements of operations for the year then ended, and the changes in net assets and supplementary data for the year then ended and for the period from August 2, 1994 (start of business) to August 31, 1994. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Growth Portfolio as of August 31, 1995, the results of its operations, for the year then ended, and the changes in its net assets and supplementary data for the year then ended and for the period from August 2, 1994 (start of business) to August 31, 1994, in conformity with generally accepted accounting principles.


                                                COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
SEPTEMBER 29, 1995

           INVESTMENT MANAGEMENT FOR GROWTH PORTFOLIO


OFFICERS                       INDEPENDENT TRUSTEES

JAMES B. HAWKES                DONALD R. DWIGHT
President, Trustee             President, Dwight Partners, Inc.
                               Chairman, Newspapers of New England, Inc.
LANDON T. CLAY
Vice President, Trustee        SAMUEL L. HAYES, III
                               Jacob H. Schiff Professor of
M. DOZIER GARDNER              Investment Banking,
Vice President                 Harvard University Graduate School
                               of Business Administration
PETER F. KIELY
Vice President and             NORTON H. REAMER
Portfolio Manager              President and Director,
                               United Asset Management Corporation
JAMES L. O'CONNOR
Treasurer                      JOHN L. THORNDIKE
                               Vice President and Director,
THOMAS OTIS                    Fiduciary Company Incorporated
Secretary
                               JACK L. TREYNOR
                               Investment Adviser and Consultant